Cover	Jun. 30, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Entity File Number	001-33274
Entity Registrant Name	TravelCenters of America Inc.
Entity Central Index Key	0001378453
Entity Tax Identification Number	20-5701514
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	24601 Center Ridge Road,
Entity Address, City or Town	Westlake,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44145-5639
City Area Code	440
Local Phone Number	808-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Common Stock, $0.001 Par Value Per Share
Trading Symbol	TA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
8.25% Senior Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	8.25% Senior Notes due 2028
Trading Symbol	TANNI
Security Exchange Name	NASDAQ
8.00% Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	8.00% Senior Notes due 2029
Trading Symbol	TANNL
Security Exchange Name	NASDAQ
8.00% Senior Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	8.00% Senior Notes due 2030
Trading Symbol	TANNZ
Security Exchange Name	NASDAQ